INTANGIBLE ASSETS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 USD ($) product_lead
Disclosure of detailed information about intangible assets [line items]
Assets acquired	$ 601,000	$ 5,977,000
Number of new product leads | product_lead					2
Impairment charges	0	4,991,000
Intangible assets	75,121,000	83,834,000	$ 94,083,000
Development costs
Disclosure of detailed information about intangible assets [line items]
Assets acquired	0	0
Impairment charges	0	4,991,000
Intangible assets	250,000	266,000	5,455,000
Development costs | Alpha-Galactosidase for Fabry's Disease
Disclosure of detailed information about intangible assets [line items]
Impairment charges		300,000
Development costs | RUCONEST
Disclosure of detailed information about intangible assets [line items]
Impairment charges		4,700,000
Additions other than through business combinations, intangible assets other than goodwill		$ 0	$ 200,000	$ 4,500,000
Development costs | Alpha-glucosidase For Pompe Disease. Assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 300,000
Transgenic Rabbit Models SASU | Development costs
Disclosure of detailed information about intangible assets [line items]
Assets acquired					$ 500,000